Document and Entity Information Document	Aug. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	ManTech International Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	000-49604
Entity Tax Identification Number	22-1852179
Entity Address, Address Line One	2251 Corporate Park Drive
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	703
Local Phone Number	218-6000
Title of 12(b) Security	Class A Common Stock
Trading Symbol	MANT
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000892537